Biological assets - Narrative (Details) - numberOfPlant numberOfPlant in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about biological assets [line items]
Number of plant	33	20
Maximum
Disclosure of detailed information about biological assets [line items]
Agave plantation maturity	8 years